Commitments and Contingencies (Tables)	12 Months Ended
Sep. 30, 2013
Commitments and Contingencies [Abstract]
Schedule of Outstanding Commitments [Table Text Block]

	September 30
	2013	2012
	(In thousands)
Commitments to originate loans, expiring in three months or less	$3,850	$839
Commitments under homeowners' equity lending program	6,619	6,633
Commitments under overdraft protection and commercial lines of credit	4,558	4,143

Total	$15,027	$11,615